UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamlin Capital Management, LLC
Address: 477 Madison Avenue
         Suite 520
         New York, NY  10022

13F File Number:  28-10663

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vivian Pan
Title:     President
Phone:     212-752-8777

Signature, Place, and Date of Signing:

     /s/ Vivian Pan     New York, NY     April 19, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $190,649 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR PRODS & CHEMS INC          COM              009158106      259     3500 SH       Sole                     1500        0     2000
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     2068    20601 SH       Sole                        0        0    20601
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN   01881g106    12955   146387 SH       Sole                    11300        0   135087
BAYTEX ENERGY TR               TRUST UNIT       073176109     9130   516400 SH       Sole                    40150        0   476250
BP PLC                         SPONSORED ADR    055622104      297     4593 SH       Sole                        0        0     4593
CALUMET SPECIALTY PRODS PTNR   UT LTD PARTNER   131476103     2362    49051 SH       Sole                     5399        0    43652
CANADIAN NATL RY CO            COM              136375102     1834    41550 SH       Sole                     2850        0    38700
CEDAR SHOPPING CTRS INC        COM NEW          150602209     2470   152500 SH       Sole                     5850        0   146650
CHEVRON CORP NEW               COM              166764100     8218   111109 SH       Sole                     8550        0   102559
CONOCOPHILLIPS                 COM              20825C104    12463   182344 SH       Sole                     7000        0   175344
DCP MIDSTREAM PARTNERS LP      COM UT LTD PTN   23311P100     4774   122100 SH       Sole                     9250        0   112850
DORCHESTER MINERALS LP         COM UNIT         25820R105      390    17725 SH       Sole                        0        0    17725
DUN & BRADSTREET CORP DEL NE   COM              26483E100     2075    22750 SH       Sole                     1350        0    21400
ENCANA CORP                    COM              292505104     2139    42250 SH       Sole                     2850        0    39400
ENERGEN CORP                   COM              29265n108     4214    82800 SH       Sole                     3650        0    79150
ENERPLUS RES FD                UNIT TR G NEW    29274D604     1362    32250 SH       Sole                        0        0    32250
EXELIXIS INC                   COM              30161q104      901    90600 SH       Sole                     7550        0    83050
EXXON MOBIL CORP               COM              30231G102     1342    17787 SH       Sole                        0        0    17787
FIRST INDUSTRIAL REALTY TRUS   COM              32054K103     9875   218000 SH       Sole                     7350        0   210650
GENERAL GROWTH PPTYS INC       COM              370021107     2659    41186 SH       Sole                     2380        0    38806
GETTY RLTY CORP NEW            COM              374297109     1522    52950 SH       Sole                     2600        0    50350
HARVEST ENERGY TR              TRUST UNIT       41752X101     2038    82950 SH       Sole                     3150        0    79800
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     9541   378900 SH       Sole                    31050        0   347850
LINCOLN NATL CORP IND          COM              534187109     3022    44575 SH       Sole                     2300        0    42275
LTC PPTYS INC                  COM              502175102     2015    77750 SH       Sole                     4000        0    73750
METLIFE INC                    COM              59156R108     2033    32197 SH       Sole                     2300        0    29897
MILLENNIUM PHARMACEUTICALS I   COM              599902103      838    73750 SH       Sole                     6100        0    67650
MONMOUTH REAL ESTATE INVT CO   CL A             609720107     3056   354495 SH       Sole                    54100        0   300395
NABI BIOPHARMACEUTICALS        COM              629519109      753   141850 SH       Sole                    10850        0   131000
NATIONAL RETAIL PROPERTIES I   COM              637417106     9206   380572 SH       Sole                    23130        0   357442
NEW PLAN EXCEL RLTY TR INC     COM              648053106      487    14750 SH       Sole                        0        0    14750
PARKER HANNIFIN CORP           COM              701094104     1672    19375 SH       Sole                     1800        0    17575
PENN WEST ENERGY TR            TR UNIT          707885109     4958   168750 SH       Sole                     4250        0   164500
PRAXAIR INC                    COM              74005P104      233     3700 SH       Sole                     1300        0     2400
PROSPECT ENERGY CORP           COM              74348T102     8421   491300 SH       Sole                    20300        0   471000
REGIONS FINANCIAL CORP NEW     COM              7591ep100     5475   154778 SH       Sole                    12350        0   142428
ROYAL BK CDA MONTREAL QUE      COM              780087102      571    11440 SH       Sole                     2240        0     9200
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105     8333   266735 SH       Sole                    19225        0   247510
STATE STR CORP                 COM              857477103     7212   111375 SH       Sole                     3450        0   107925
SUN LIFE FINL INC              COM              866796105     7196   158500 SH       Sole                     3750        0   154750
SUNTRUST BKS INC               COM              867914103     3667    44165 SH       Sole                     3750        0    40415
TORTOISE ENERGY CAP CORP       COM              89147U100     6853   230500 SH       Sole                    10350        0   220150
US BANCORP DEL                 COM NEW          902973304     3784   108200 SH       Sole                     7925        0   100275
WELLS FARGO & CO NEW           COM              949746101    12344   358537 SH       Sole                    18900        0   339637
WILMINGTON TRUST CORP          COM              971807102     3632    86125 SH       Sole                     3200        0    82925